Expense Example, No Redemption	Aug. 31, 2024 USD ($)
BNY Mellon AMT-Free Municipal Bond Fund | BNY Mellon AMT-Free Municipal Bond Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 516
Expense Example, No Redemption, 3 Years	658
Expense Example, No Redemption, 5 Years	812
Expense Example, No Redemption, 10 Years	1,258
BNY Mellon AMT-Free Municipal Bond Fund | BNY Mellon AMT-Free Municipal Bond Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	465
Expense Example, No Redemption, 5 Years	805
Expense Example, No Redemption, 10 Years	1,766
BNY Mellon AMT-Free Municipal Bond Fund | BNY Mellon AMT-Free Municipal Bond Fund | Class I Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	44
Expense Example, No Redemption, 3 Years	138
Expense Example, No Redemption, 5 Years	241
Expense Example, No Redemption, 10 Years	542
BNY Mellon AMT-Free Municipal Bond Fund | BNY Mellon AMT-Free Municipal Bond Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	42
Expense Example, No Redemption, 3 Years	132
Expense Example, No Redemption, 5 Years	230
Expense Example, No Redemption, 10 Years	518
BNY Mellon AMT-Free Municipal Bond Fund | BNY Mellon AMT-Free Municipal Bond Fund | Class Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	50
Expense Example, No Redemption, 3 Years	157
Expense Example, No Redemption, 5 Years	274
Expense Example, No Redemption, 10 Years	616
BNY Mellon High Yield Municipal Bond Fund | BNY Mellon High Yield Municipal Bond Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	553
Expense Example, No Redemption, 3 Years	772
Expense Example, No Redemption, 5 Years	1,008
Expense Example, No Redemption, 10 Years	1,686
BNY Mellon High Yield Municipal Bond Fund | BNY Mellon High Yield Municipal Bond Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	582
Expense Example, No Redemption, 5 Years	1,001
Expense Example, No Redemption, 10 Years	2,169
BNY Mellon High Yield Municipal Bond Fund | BNY Mellon High Yield Municipal Bond Fund | Class I Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	85
Expense Example, No Redemption, 3 Years	265
Expense Example, No Redemption, 5 Years	460
Expense Example, No Redemption, 10 Years	1,025
BNY Mellon High Yield Municipal Bond Fund | BNY Mellon High Yield Municipal Bond Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	83
Expense Example, No Redemption, 3 Years	259
Expense Example, No Redemption, 5 Years	450
Expense Example, No Redemption, 10 Years	1,002
BNY Mellon High Yield Municipal Bond Fund | BNY Mellon High Yield Municipal Bond Fund | Class Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	96
Expense Example, No Redemption, 3 Years	300
Expense Example, No Redemption, 5 Years	520
Expense Example, No Redemption, 10 Years	$ 1,155